UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Common Stock [Member] USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory Reserves [Member] USD ($)	Retained Earnings Statutory Reserves [Member] CNY (¥)	Retained Earnings Unrestricted [Member] USD ($)	Retained Earnings Unrestricted [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2022			¥ 312,543		¥ 320,210,652		¥ 11,964,279		¥ 129,602,088		¥ 2,834,688		¥ 1,783,762		¥ 466,708,012
Beginning balace, shares at Dec. 31, 2022 | shares	[1]	4,385,671	4,385,671
Net loss									(37,073,643)				(4,937,217)		(42,010,860)
Foreign currency translation									(4,270,285)		(4,247,323)				(8,517,608)
Ending balance, value at Jun. 30, 2023			¥ 312,543		320,210,652		11,964,279		96,798,730		7,082,011		(3,153,455)		433,214,760
Ending balace, shares at Jun. 30, 2023 | shares	[1]	4,385,671	4,385,671
Ending balace, shares at Jun. 30, 2023 | shares	[1]	4,385,671	4,385,671
Ending balace at Jun. 30, 2023 | $		$ 43,254		$ 44,314,907		$ 1,655,772		$ 13,396,265		$ 980,101		$ (436,416)		$ 59,953,883
Beginning balance, value at Dec. 31, 2023			¥ 365,515		439,776,100		13,134,098		(77,156,553)		(54,712,520)		3,797,862		325,204,502
Beginning balace, shares at Dec. 31, 2023 | shares	[1]	5,160,671	5,160,671
Shares issued			¥ 484,460		128,598,530										129,082,990
Shares issued, shares | shares	[1]	6,819,537	6,819,537
Shares issued - converted from convertible notes payable			¥ 381,987		72,234,283										72,616,270
Shares issued converted from convertible notes payable, shares | shares	[1]	5,379,234	5,379,234
Net loss									16,259,664				5,916,937		22,176,601
Foreign currency translation											(2,092,162)				(2,092,162)
Ending balance, value at Jun. 30, 2024			¥ 1,231,962		¥ 640,608,913		¥ 13,134,098		¥ (60,896,889)		¥ (52,620,358)		¥ 9,714,799		¥ 551,172,525
Ending balace, shares at Jun. 30, 2024 | shares	[1]	17,359,442	17,359,442
Ending balace, shares at Jun. 30, 2024 | shares	[1]	17,359,442	17,359,442
Ending balace at Jun. 30, 2024 | $		$ 172,863		$ 89,887,315		$ 1,842,917		$ (8,544,773)		$ (7,383,448)		$ 1,363,136		$ 77,338,010

[1]	The previous period results have been adjusted for the share consolidation effective on March 22, 2024.